TOPS AGGRESSIVE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 97.9%
116,349	FlexShares Global Upstream Natural Resources Index Fund	$4,705,154
222,218	iShares Global REIT ETF	4,704,355
70,629	iShares MSCI Emerging Markets ex China ETF(a)	3,519,443
378,319	SPDR Portfolio S&P 400 Mid Cap ETF	16,566,589
79,338	SPDR Portfolio S&P 500 Growth ETF	4,703,157
113,535	SPDR Portfolio S&P 500 Value ETF	4,684,454
384,350	SPDR Portfolio S&P 600 Small Cap ETF	14,182,515
483,819	Vanguard FTSE Developed Markets ETF	21,152,567
209,712	Vanguard FTSE Emerging Markets ETF	8,222,808
74,448	Vanguard S&P 500 ETF	29,235,729
132,309	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,528,681
		115,205,452

	TOTAL EXCHANGE-TRADED FUNDS (Cost $112,969,579)	115,205,452

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.4%
	COLLATERAL FOR SECURITIES LOANED - 1.5%
1,714,311	Federated Hermes Government Obligations Fund, Institutional Class, 5.25% (Cost $1,714,311)(b)	1,714,311

	MONEY MARKET FUNDS - 1.9%
2,242,226	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $2,242,226)(b)	2,242,226

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,956,537)	3,956,537

	TOTAL INVESTMENTS - 101.3% (Cost $116,926,116)	$119,161,989
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%	(1,538,053)
	NET ASSETS - 100.0%	$117,623,936

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $1,678,197 at September 30, 2023. The loaned securities were secured with cash collateral of $1,714,311. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 50.1%
64,055	FlexShares Global Upstream Natural Resources Index Fund	$2,590,384
162,897	iShares Global REIT ETF	3,448,529
17,260	iShares MSCI Emerging Markets ex China ETF(a)	860,066
99,168	SPDR Portfolio S&P 400 Mid Cap ETF	4,342,567
29,082	SPDR Portfolio S&P 500 Growth ETF	1,723,981
145,659	SPDR Portfolio S&P 500 Value ETF	6,009,890
117,927	SPDR Portfolio S&P 600 Small Cap ETF	4,351,506
177,004	Vanguard FTSE Developed Markets ETF	7,738,615
65,889	Vanguard FTSE Emerging Markets ETF	2,583,508
19,700	Vanguard S&P 500 ETF	7,736,190
64,664	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,724,589
		43,109,825
	FIXED INCOME - 47.9%
67,410	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	6,877,168
111,752	SPDR Bloomberg Investment Grade Floating Rate ETF	3,433,021
146,783	SPDR Portfolio Short Term Corporate Bond ETF	4,303,678
108,412	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,587,794
45,031	Vanguard Intermediate-Term Treasury ETF	2,573,522
39,031	Vanguard Mortgage-Backed Securities ETF	1,708,777
218,624	Vanguard Short-Term Inflation-Protected Securities ETF	10,336,542
89,711	Vanguard Short-Term Treasury ETF	5,167,354
17,932	Vanguard Total International Bond ETF(a)	857,688
101,470	Xtrackers USD High Yield Corporate Bond ETF(a)	3,439,833
		41,285,377

	TOTAL EXCHANGE-TRADED FUNDS (Cost $86,798,170)	84,395,202

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.3%
	COLLATERAL FOR SECURITIES LOANED - 9.2%
7,907,076	Federated Hermes Government Obligations Fund, Institutional Class, 5.25% (Cost $7,907,076)(b)	7,907,076

TOPS BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.3% (Continued)
	MONEY MARKET FUNDS - 2.1%
1,840,982	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $1,840,982)(b)	$1,840,982

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,748,058)	9,748,058

	TOTAL INVESTMENTS - 109.3% (Cost $96,546,228)	$94,143,260
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3)%	(8,014,914)
	NET ASSETS - 100.0%	$86,128,346

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $11,184,685 at September 30, 2023. The loaned securities were secured with cash collateral of $7,907,076 and non-cash collateral of $3,509,718. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 30.0%
14,848	FlexShares Global Upstream Natural Resources Index Fund	$600,453
14,273	iShares Global REIT ETF	302,159
6,050	iShares MSCI Emerging Markets ex China ETF	301,472
27,577	SPDR Portfolio S&P 400 Mid Cap ETF	1,207,597
10,086	SPDR Portfolio S&P 500 Growth ETF	597,898
28,948	SPDR Portfolio S&P 500 Value ETF	1,194,394
16,351	SPDR Portfolio S&P 600 Small Cap ETF	603,352
41,135	Vanguard FTSE Developed Markets ETF	1,798,422
7,698	Vanguard FTSE Emerging Markets ETF	301,839
4,591	Vanguard S&P 500 ETF	1,802,886
11,332	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	302,224
		9,012,696
	FIXED INCOME - 68.0%
20,515	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,092,940
24,137	JP Morgan Ultra-Short Income ETF(a)	1,211,195
58,753	SPDR Bloomberg Investment Grade Floating Rate ETF(a)	1,804,892
92,309	SPDR Portfolio Short Term Corporate Bond ETF	2,706,500
25,046	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	597,848
26,306	Vanguard Intermediate-Term Treasury ETF	1,503,388
13,715	Vanguard Mortgage-Backed Securities ETF	600,443
101,849	Vanguard Short-Term Inflation-Protected Securities ETF	4,815,420
47,005	Vanguard Short-Term Treasury ETF	2,707,488
25,244	Vanguard Total International Bond ETF	1,207,421
35,659	Xtrackers USD High Yield Corporate Bond ETF	1,208,840
		20,456,375

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,162,804)	29,469,071

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.9%
	COLLATERAL FOR SECURITIES LOANED - 10.9%
3,269,174	Federated Hermes Government Obligations Fund, Institutional Class, 5.25% (Cost $3,269,174)(b)	3,269,174

TOPS CONSERVATIVE ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.9% (Continued)
	MONEY MARKET FUNDS - 2.0%
606,315	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $606,315)(b)	$606,315

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,875,489)	3,875,489

	TOTAL INVESTMENTS - 110.9% (Cost $35,038,293)	$33,344,560
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9)%	(3,267,869)
	NET ASSETS - 100.0%	$30,076,691

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $3,202,314 at September 30, 2023. The loaned securities were secured with cash collateral of $3,269,174. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 85.1%
127,841	FlexShares Global Upstream Natural Resources Index Fund	$5,169,890
246,277	iShares Global REIT ETF	5,213,684
51,800	iShares MSCI Emerging Markets ex China ETF(a)	2,581,194
327,395	SPDR Portfolio S&P 400 Mid Cap ETF	14,336,627
109,104	SPDR Portfolio S&P 500 Growth ETF	6,467,685
156,129	SPDR Portfolio S&P 500 Value ETF	6,441,883
283,157	SPDR Portfolio S&P 600 Small Cap ETF	10,448,493
503,498	Vanguard FTSE Developed Markets ETF	22,012,933
164,792	Vanguard FTSE Emerging Markets ETF	6,461,494
69,136	Vanguard S&P 500 ETF	27,149,707
145,555	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	3,881,952
		110,165,542
	FIXED INCOME - 12.9%
25,095	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,560,192
108,108	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,580,538
29,427	Vanguard Mortgage-Backed Securities ETF	1,288,314
81,762	Vanguard Short-Term Inflation-Protected Securities ETF(a)	3,865,707
44,722	Vanguard Short-Term Treasury ETF	2,575,987
114,201	Xtrackers USD High Yield Corporate Bond ETF(a)	3,871,414
		16,742,152

	TOTAL EXCHANGE-TRADED FUNDS (Cost $123,193,428)	126,907,694

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.2%
	COLLATERAL FOR SECURITIES LOANED - 4.1%
5,258,597	Federated Hermes Government Obligations Fund, Institutional Class, 5.25% (Cost $5,258,597)(b)	5,258,597

	MONEY MARKET FUNDS - 2.1%
2,753,998	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $2,753,998)(b)	2,753,998

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,012,595)	8,012,595

TOPS GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.2% (Continued)
	MONEY MARKET FUNDS - 2.1% (Continued)

	TOTAL INVESTMENTS - 104.2% (Cost $131,206,023)	$134,920,289
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(5,377,718)
	NET ASSETS - 100.0%	$129,542,571

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $12,327,312 at September 30, 2023. The loaned securities were secured with cash collateral of $5,258,597 and non-cash collateral of $7,334,874. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.9%
	EQUITY - 65.0%
124,066	FlexShares Global Upstream Natural Resources Index Fund	$5,017,229
238,632	iShares Global REIT ETF	5,051,839
25,077	iShares MSCI Emerging Markets ex China ETF(a)	1,249,587
230,096	SPDR Portfolio S&P 400 Mid Cap ETF	10,075,904
42,250	SPDR Portfolio S&P 500 Growth ETF	2,504,580
90,689	SPDR Portfolio S&P 500 Value ETF	3,741,828
204,824	SPDR Portfolio S&P 600 Small Cap ETF	7,558,006
372,882	Vanguard FTSE Developed Markets ETF	16,302,401
127,634	Vanguard FTSE Emerging Markets ETF	5,004,529
57,179	Vanguard S&P 500 ETF	22,454,192
93,946	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,505,540
		81,465,635
	FIXED INCOME - 32.9%
61,080	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	6,231,382
383,581	SPDR Portfolio Short Term Corporate Bond ETF	11,246,596
105,005	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,506,469
21,838	Vanguard Intermediate-Term Treasury ETF	1,248,042
57,065	Vanguard Mortgage-Backed Securities ETF	2,498,306
158,316	Vanguard Short-Term Inflation-Protected Securities ETF	7,485,180
43,299	Vanguard Short-Term Treasury ETF	2,494,022
25,909	Vanguard Total International Bond ETF	1,239,227
184,651	Xtrackers USD High Yield Corporate Bond ETF(a)	6,259,669
		41,208,893

	TOTAL EXCHANGE-TRADED FUNDS (Cost $122,248,923)	122,674,528

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.2%
	COLLATERAL FOR SECURITIES LOANED - 6.1%
7,568,987	Federated Hermes Government Obligations Fund, Institutional Class, 5.25% (Cost $7,568,987)(b)	7,568,987

TOPS MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.2% (Continued)
	MONEY MARKET FUNDS - 2.1%
2,652,962	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $2,652,962)(b)	$2,652,962

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,221,949)	10,221,949

	TOTAL INVESTMENTS - 106.1% (Cost $132,470,872)	$132,896,477
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1)%	(7,672,205)
	NET ASSETS - 100.0%	$125,224,272

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $12,062,704 at September 30, 2023. The loaned securities were secured with cash collateral of $7,568,987 and non-cash collateral of $4,746,090. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 45.1%
37,763	FlexShares Global Upstream Natural Resources Index Fund	$1,527,136
96,167	iShares Global REIT ETF	2,035,855
10,077	iShares MSCI Emerging Markets ex China ETF	502,137
58,149	SPDR Portfolio S&P 400 Mid Cap ETF	2,546,345
17,004	SPDR Portfolio S&P 500 Growth ETF	1,007,997
85,987	SPDR Portfolio S&P 500 Value ETF	3,547,824
68,842	SPDR Portfolio S&P 600 Small Cap ETF	2,540,270
104,490	Vanguard FTSE Developed Markets ETF	4,568,302
38,895	Vanguard FTSE Emerging Markets ETF	1,525,073
11,599	Vanguard S&P 500 ETF	4,554,927
38,172	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,018,047
		25,373,913
	FIXED INCOME - 43.1%
39,489	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,028,668
65,969	SPDR Bloomberg Investment Grade Floating Rate ETF	2,026,568
86,368	SPDR Portfolio Short Term Corporate Bond ETF	2,532,310
63,201	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(a)	1,508,608
26,582	Vanguard Intermediate-Term Treasury ETF	1,519,161
23,160	Vanguard Mortgage-Backed Securities ETF	1,013,945
128,654	Vanguard Short-Term Inflation-Protected Securities ETF	6,082,761
52,777	Vanguard Short-Term Treasury ETF	3,039,955
10,722	Vanguard Total International Bond ETF	512,833
59,899	Xtrackers USD High Yield Corporate Bond ETF(a)	2,030,576
		24,295,385

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,855,267)	49,669,298

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 21.1%
	COLLATERAL FOR SECURITIES LOANED - 9.7%
5,457,462	Federated Hermes Government Obligations Fund, Institutional Class, 5.25% (Cost $5,457,462)(b)	5,457,462

TOPS MANAGED RISK BALANCED ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 21.1% (Continued)
	MONEY MARKET FUNDS - 11.4%
6,440,117	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $6,440,117)(b)				$6,440,117

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,897,579)				11,897,579

	TOTAL INVESTMENTS - 109.3% (Cost $62,752,846)				$61,566,877
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3)%				(5,237,761)
	NET ASSETS - 100.0%				$56,329,116

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
30	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	12/29/2023	$3,160,781	$(28,594)
3	CME E-Mini Russell 2000 Index Futures	Bank of America Merrill Lynch	12/15/2023	269,790	(11,078)
4	CME E-Mini Standard & Poor’s 500 Index Futures	Bank of America Merrill Lynch	12/15/2023	865,100	(37,170)
1	CME E-Mini Standard & Poor’s MidCap 400 Index Futures	Bank of America Merrill Lynch	12/15/2023	252,040	(8,120)
5	ICE US Mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	12/15/2023	510,375	(14,015)
8	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	12/15/2023	382,200	(11,395)
	TOTAL FUTURES CONTRACTS				$(110,372)

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $7,067,069 at September 30, 2023. The loaned securities were secured with cash collateral of $5,457,462 and non-cash collateral of $1,764,408. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 76.5%
157,762	FlexShares Global Upstream Natural Resources Index Fund(a)	$6,379,895
301,269	iShares Global REIT ETF	6,377,865
63,842	iShares MSCI Emerging Markets ex China ETF(a)	3,181,247
399,949	SPDR Portfolio S&P 400 Mid Cap ETF	17,513,767
134,469	SPDR Portfolio S&P 500 Growth ETF	7,971,322
192,423	SPDR Portfolio S&P 500 Value ETF	7,939,373
344,876	SPDR Portfolio S&P 600 Small Cap ETF	12,725,924
618,365	Vanguard FTSE Developed Markets ETF	27,034,918
203,112	Vanguard FTSE Emerging Markets ETF	7,964,022
84,656	Vanguard S&P 500 ETF	33,244,412
179,402	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	4,784,651
		135,117,396
	FIXED INCOME - 11.7%
30,928	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	3,155,275
132,807	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3,170,103
36,093	Vanguard Mortgage-Backed Securities ETF	1,580,152
100,776	Vanguard Short-Term Inflation-Protected Securities ETF(a)	4,764,689
55,122	Vanguard Short-Term Treasury ETF	3,175,027
140,757	Xtrackers USD High Yield Corporate Bond ETF(a)	4,771,662
		20,616,908

	TOTAL EXCHANGE-TRADED FUNDS (Cost $150,878,110)	155,734,304

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.1%
	COLLATERAL FOR SECURITIES LOANED - 7.0%
12,423,644	Federated Hermes Government Obligations Fund, Institutional Class, 5.25% (Cost $12,423,644)(b)	12,423,644

	MONEY MARKET FUNDS - 11.1%
19,490,320	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $19,490,320)(b)	19,490,320

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,913,964)	31,913,964

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 18.1% (Continued)
	MONEY MARKET FUNDS - 11.1% (Continued)

	TOTAL INVESTMENTS - 106.3% (Cost $182,792,074)				$187,648,268
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.3)%				(11,062,277)
	NET ASSETS - 100.0%				$176,585,991

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
41	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	12/29/2023	$4,319,734	$(39,399)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
16	CME E-Mini Russell 2000 Index Futures	Bank of America Merrill Lynch	12/15/2023	$1,438,880	$(2,365)
27	CME E-Mini Standard & Poor’s 500 Index Futures	Bank of America Merrill Lynch	12/15/2023	5,839,425	12,813
9	CME E-Mini Standard & Poor’s MidCap 400 Index Futures	Bank of America Merrill Lynch	12/15/2023	2,268,360	(4,570)
35	ICE US Mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	12/15/2023	3,572,625	6,665
48	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	12/15/2023	2,293,200	4,205
	TOTAL FUTURES CONTRACTS				$16,748

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $19,151,590 at September 30, 2023. The loaned securities were secured with cash collateral of $12,423,644 and non-cash collateral of $7,136,694. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 58.6%
92,588	FlexShares Global Upstream Natural Resources Index Fund	$3,744,259
176,827	iShares Global REIT ETF	3,743,428
18,624	iShares MSCI Emerging Markets ex China ETF	928,034
170,882	SPDR Portfolio S&P 400 Mid Cap ETF	7,482,923
31,567	SPDR Portfolio S&P 500 Growth ETF	1,871,292
67,761	SPDR Portfolio S&P 500 Value ETF	2,795,819
151,977	SPDR Portfolio S&P 600 Small Cap ETF	5,607,951
277,531	Vanguard FTSE Developed Markets ETF	12,133,655
95,364	Vanguard FTSE Emerging Markets ETF	3,739,222
42,659	Vanguard S&P 500 ETF	16,752,189
70,193	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	1,872,047
		60,670,819
	FIXED INCOME - 29.6%
45,384	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	4,630,076
285,883	SPDR Portfolio Short Term Corporate Bond ETF	8,382,089
77,803	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,857,158
16,294	Vanguard Intermediate-Term Treasury ETF	931,202
42,372	Vanguard Mortgage-Backed Securities ETF	1,855,046
118,288	Vanguard Short-Term Inflation-Protected Securities ETF	5,592,657
32,350	Vanguard Short-Term Treasury ETF	1,863,360
19,416	Vanguard Total International Bond ETF	928,667
137,682	Xtrackers USD High Yield Corporate Bond ETF(a)	4,667,420
		30,707,675

	TOTAL EXCHANGE-TRADED FUNDS (Cost $92,506,615)	91,378,494

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 16.0%
	COLLATERAL FOR SECURITIES LOANED - 4.6%
4,755,213	Federated Hermes Government Obligations Fund, Institutional Class, 5.25% (Cost $4,755,213)(b)	4,755,213

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 16.0% (Continued)
	MONEY MARKET FUNDS - 11.4%
11,865,319	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $11,865,319)(b)				$11,865,319

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,620,532)				16,620,532

	TOTAL INVESTMENTS - 104.2% (Cost $109,127,147)				$107,999,026
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%				(4,353,903)
	NET ASSETS - 100.0%				$103,645,123

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
44	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	12/29/2023	$4,635,813	$(42,655)
3	CME E-Mini Russell 2000 Index Futures	Bank of America Merrill Lynch	12/15/2023	269,790	(9,725)
5	CME E-Mini Standard & Poor’s 500 Index Futures	Bank of America Merrill Lynch	12/15/2023	1,081,375	(46,463)
2	CME E-Mini Standard & Poor’s MidCap 400 Index Futures	Bank of America Merrill Lynch	12/15/2023	504,080	(16,240)
7	ICE US Mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	12/15/2023	714,525	(24,920)
8	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	12/15/2023	382,200	(13,040)
	TOTAL FUTURES CONTRACTS				$(153,043)

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $6,412,479 at September 30, 2023. The loaned securities were secured with cash collateral of $4,755,213 and non-cash collateral of $1,789,536. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.2%
	EQUITY - 49.6%
95,033	FlexShares Global Upstream Natural Resources Index Fund(a)	$3,843,135
242,000	iShares Global REIT ETF	5,123,140
25,474	iShares MSCI Emerging Markets ex China ETF	1,269,369
176,002	SPDR Portfolio S&P 400 Mid Cap ETF	7,707,128
43,203	SPDR Portfolio S&P 500 Growth ETF	2,561,074
185,473	SPDR Portfolio S&P 500 Value ETF	7,652,616
208,427	SPDR Portfolio S&P 600 Small Cap ETF	7,690,956
292,174	Vanguard FTSE Developed Markets ETF	12,773,847
97,881	Vanguard FTSE Emerging Markets ETF	3,837,914
38,920	Vanguard S&P 500 ETF	15,283,884
96,061	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	2,561,947
		70,305,010
	FIXED INCOME - 38.6%
86,951	iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	8,870,741
124,510	SPDR Blbg Investment Grade Floating Rate ETF	3,824,947
260,823	SPDR Portfolio Short Term Corporate Bond ETF	7,647,330
160,110	VanEck J. P. Morgan EM Local Currency Bond ETF	3,821,826
44,596	Vanguard Intermediate-Term Treasury ETF	2,548,661
57,985	Vanguard Mortgage-Backed Securities ETF	2,538,583
269,802	Vanguard Short-Term Inflation-Protected Securities ETF	12,756,240
110,679	Vanguard Short-Term Treasury ETF	6,375,110
26,571	Vanguard Total International Bond ETF(a)	1,270,891
150,737	Xtrackers USD High Yield Corporate Bond ETF(a)	5,109,984
		54,764,313

	TOTAL EXCHANGE-TRADED FUNDS (Cost $118,562,583)	125,069,323

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.7%
	COLLATERAL FOR SECURITIES LOANED - 7.1%
10,088,975	Federated Hermes Government Obligations Fund, Institutional Class, 5.25% (Cost $10,088,975)(b)	10,088,975

TOPS MANAGED RISK FLEX ETF PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 18.7% (Continued)
	MONEY MARKET FUNDS - 11.6%
16,398,028	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $16,398,028)(b)				$16,398,028

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,487,003)				26,487,003

	TOTAL INVESTMENTS - 106.9% (Cost $145,049,586)				$151,556,326
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.9)%				(9,724,560)
	NET ASSETS - 100.0%				$141,831,766

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(c)	Value and Unrealized Depreciation
65	CBOT 5 Year US Treasury Note	Bank of America Merrill Lynch	12/29/2023	$6,848,359	$(61,446)
1	CME E-Mini Russell 2000 Index Futures	Bank of America Merrill Lynch	12/15/2023	89,930	(4,300)
2	CME E-Mini Standard & Poor’s 500 Index Futures	Bank of America Merrill Lynch	12/15/2023	432,550	(20,100)
1	CME E-Mini Standard & Poor’s MidCap 400 Index Futures	Bank of America Merrill Lynch	12/15/2023	252,040	(8,120)
3	ICE US Mini MSCI EAFE Index Futures	Bank of America Merrill Lynch	12/15/2023	306,225	(9,995)
2	ICE US MSCI Emerging Markets EM Index Futures	Bank of America Merrill Lynch	12/15/2023	95,550	(3,060)
	TOTAL FUTURES CONTRACTS				$(107,021)

CBOT	- Chicago Board of Trade

CME	- Chicago Mercantile Exchange

ETF	- Exchange-Traded Fund

ICE	- Intercontinental Exchange

MSCI	- Morgan Stanley Capital International

REIT	- Real Estate Investment Trust

S&P	- Standard & Poor’s

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities had a value of $14,129,280 at September 30, 2023. The loaned securities were secured with cash collateral of $10,088,975 and non-cash collateral of $4,332,210. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot pledge or resell the collateral.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Portfolio are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Portfolio’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Portfolio.

TOPS TARGET RANGE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 63.4%
	FIXED INCOME - 63.4%
24,639	Goldman Sachs Access Treasury 0-1 Year ETF					$2,466,610
32,708	iShares 0-3 Month Treasury Bond ETF(a)					3,292,715
26,867	SPDR Bloomberg 1-3 Month T-Bill ETF					2,466,928
42,179	Vanguard Short-Term Treasury ETF(a)					2,429,510
						10,655,763

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,672,757)					10,655,763

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 18.5%
	MONEY MARKET FUNDS - 18.5%
3,101,878	STIT - Government & Agency Portfolio, Institutional Class, 5.26% (Cost $3,101,878)(b)					3,101,878

Contracts(c)
		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FLEX OPTIONS PURCHASED - 17.3%
	CALL OPTIONS PURCHASED - 17.3%
472	iShares MSCI EAFE ETF	SOC	01/19/2024	$61	$3,253,024	$416,908
408	iShares MSCI Emerging Markets ETF	SOC	01/19/2024	35	1,548,360	143,473
181	iShares Russell 2000 ETF	SOC	01/19/2024	160	3,198,994	378,142
213	SPDR S&P 500 ETF Trust	SOC	01/19/2024	340	9,105,324	1,974,521
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,181,864)					2,913,044

	TOTAL INVESTMENTS - 99.2% (Cost $16,956,499)					$16,670,685
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $379,422)					(72,694)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%					194,213
	NET ASSETS - 100.0%					$16,792,204

Contracts(c)
		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FLEX OPTIONS - (0.4)%
	CALL OPTIONS WRITTEN- (0.4)%
472	iShares MSCI EAFE ETF	SOC	01/19/2024	$82	$3,253,024	$1,100
408	iShares MSCI Emerging Markets ETF	SOC	01/19/2024	48	1,548,360	767
181	iShares Russell 2000 ETF	SOC	01/19/2024	215	3,198,994	2,588
213	SPDR S&P 500 ETF Trust	SOC	01/19/2024	460	9,105,324	68,239
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $379,422)					72,694

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

S&P	- Standard & Poor’s

SOC	- Societe Generale

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or part of these securities were held as collateral for call options written as of September 30, 2023. Total collateral for call options written is $338,860 in securities and $194,403 in cash.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.